Significant accounting policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) facility	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | facility	3
Cost of plant in service	$ 560,729	$ 552,701
Accumulated depreciation related to commonly owned facilities	103,319	83,283
Expenditures	$ 69,637	72,584
Number of power generating facilities | facility	1
Generating assets of Long Sault	$ 16,961,757	18,373,961
Non-regulated energy sales	2,319,538	2,403,924
Interest expense on long-term debt and others	363,576	308,440
Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales	35,328	34,322
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	28,832	29,537
Long-term debt of Long Sault	9,212	12,738
Operating expenses and amortization	3,180	3,053
Interest expense on long-term debt and others	1,066	1,384
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant | Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 11,453	$ 11,732
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Lease renewal term	1 year
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Lease renewal term	5 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer relationships (a) | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer relationships (a) | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years